Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Ending balance of carrying amounts	€ 33,315
Internally generated assets [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Ending balance of cost	32,610
Software [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Ending balance of amortization	705
Cost [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Beginning balance of carrying amounts	27,722	€ 20,142
Ending balance of carrying amounts		27,722	€ 20,142
Carrying amounts
Additions of carrying amounts	5,593	7,586
Disposals of carrying amounts			(6)
Cost [Member] | Internally generated assets [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Beginning balance of cost	27,207	19,801
Ending balance of cost		27,207	19,801
Carrying amounts
Additions of cost	5,404	7,406
Disposals of cost
Cost [Member] | Software [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Beginning balance of amortization	516	342
Ending balance of amortization		516	342
Carrying amounts
Additions of amortization	189	180
Disposals of amortization			(6)
Amortization [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Beginning balance of carrying amounts	(5,664)	(3,104)
Ending balance of carrying amounts	(8,274)	(5,664)	(3,104)
Carrying amounts
Additions of carrying amounts	(2,611)	(2,565)
Disposals of carrying amounts		6
Amortization [Member] | Internally generated assets [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Beginning balance of cost	(5,355)	(2,897)
Ending balance of cost	(7,818)	(5,355)	(2,897)
Carrying amounts
Additions of cost	(2,463)	(2,458)
Disposals of cost
Amortization [Member] | Software [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Beginning balance of amortization	(309)	(208)
Ending balance of amortization	(457)	(309)	(208)
Carrying amounts
Additions of amortization	(148)	(107)
Disposals of amortization		6
Carrying amounts [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Beginning balance of carrying amounts	22,059	17,038
Ending balance of carrying amounts	25,041	22,059	17,038
Carrying amounts [Member] | Internally generated assets [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Beginning balance of cost	21,852	16,904
Ending balance of cost	24,793	21,852	16,904
Carrying amounts [Member] | Software [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Intangible Assets [Line Items]
Beginning balance of amortization	207	134
Ending balance of amortization	€ 248	€ 207	€ 134